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                                                            SEMIANNUAL REPORT TO
                                                 SHAREHOLDERS FOR THE SIX MONTHS
                                                             ENDED JUNE 30, 1999

Semiannual Report
For Contract Holders of Kemper Passport

- Kemper Variable Series

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                                   LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)
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This report must be preceded or accompanied by
the current prospectus.





INVESTMENT MANAGER:
Scudder Kemper Investments, Inc.
222 South Riverside Plaza  Chicago, IL  60606
(Tel) 800-778-1482

Printed on recycled paper.
PAS2-3 (8/31/99)    1087490
Printed in the U.S.A.

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